Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
	As of June 30, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note(i)	$-	$-	$1,209,466	$1,209,466
Warrants liabilities (ii)			2,208,668	2,208,668
Total	$-	$-	$3,418,134	$3,418,134
	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (i)	$-	$-	$1,727,694	$1,727,694
Total	$-	$-	$1,727,694	$1,727,694

Reconciliation of the beginning and ending balances for convertible note measured at fair value on a recurring basis
	For the six months ended	For the year ended
	June 30,	December 31,
	2024	2023
Opening balance	$1,727,694	$-
New convertible note issued	-	1,999,990
Change in fair value of convertible note	66,259	165,704
Forbearance and other fee	610,227	-
Conversion of convertible notes	(909,000)	(438,000)
Cash repaid	(285,714)	-
Ending balance	$1,209,466	$1,727,694
For the six months ended
June 30,
2024
Opening balance	$-
Warrants issued in connection with the April 2024 Private Placement	1,358,374
Change in fair value	850,294
Ending balance	$2,208,668

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	June 30, 2024		June 30, 2023		December 31, 2023
US$: RMB exchange rate	Period End	$7.2672	Period End	$7.2513	Period End	$7.0999
	Average	$7.2150	Average	$6.9283	Average	$7.0809